STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Required minimum percentage of appropriations	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Appropriations to the enterprise expansion reserve and staff welfare and bonus reserve	¥ 0	¥ 0	¥ 0
Amount of net assets of the relevant entity in the Group not available for distribution	926,417	549,388
Statutory reserve fund	¥ 305,512	¥ 138,483